Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2017
Consolidated and separate financial statements [line items]
Detailed information of non controlling interest by group
	Profit attributable to non-controlling interest		Equity attributable to non-controlling interest		Dividends paid to non-controlling interest
	2017	2016	2017	2016	2017	2016
	£m	£m	£m	£m	£m	£m
Barclays Bank PLC issued:
– Preference shares	242	340	1,838	2,698	242	340
– Upper Tier 2 instruments	3	3	272	272	-	-
Barclays Africa Group Limited	140	402	-	3,507	173	235
Other non-controlling interests	4	3	1	15	-	-
Total	389	748	2,111	6,492	415	575

Detailed information of non-controlling interest by instruments
	2017	2016
Instrument	£m	£m
Preference Shares:
6.00% non-cumulative callable preference shares	-	203
6.278% non-cumulative callable preference shares	318	318
4.75% non-cumulative callable preference shares	211	211
7.1% non-cumulative callable preference shares	-	657
8.125% non-cumulative callable preference shares	1,309	1,309
Total Barclays Bank PLC Preference Shares	1,838	2,698
Barclays Africa Group Limited	-	277
Total	1,838	2,975

Upper Tier 2 Instruments:
Undated Floating Rate Primary Capital Notes Series 1	93	93
Undated Floating Rate Primary Capital Notes Series 2	179	179
Total Upper Tier 2 Instruments	272	272

Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Detailed information of non controlling interest by group
	Profit attributable to Non-Controlling interest		Equity attributable to Non-Controlling interest		Dividends paid to Non-Controlling interest
	2017	2016	2017	2016	2017	2016
	£m	£m	£m	£m	£m	£m
Barclays Africa Group Limited	140	402	-	3,507	173	235
Other non-controlling interests	4	3	1	15	-	-
Total	144	405	1	3,522	173	235